Initial Public Offering - Schedule of Common Stock Reflected on the Balance Sheets are Reconciled (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Initial Public Offering Abstract
Common stock subject to possible redemption, beginning balance	$ 7,921,818	$ 116,651,461
Accretion of carrying value to redemption value	452,064	4,531,223
Cash withdrawn from Trust Account to pay franchise and income taxes		(1,140,505)
Payment to redeemed public stockholders	(2,956,393)	(112,120,361)
Common stock subject to possible redemption, ending balance	$ 5,417,489	$ 7,921,818